MERGE OF IUDU COMPANIA FINANCIERA S.A. AND TARJETA AUTOMATICA S.A WITH BANCO SUPERVIELLE S.A. (Details)			12 Months Ended
	Jun. 08, 2023 $ / shares shares	Dec. 14, 2022 company	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Program for the acquisition of own shares
Number of companies to be merged | company		2
Ownership interest in subsidiary	97.1198%
Banco Supervielle S.A.
Program for the acquisition of own shares
Ownership interest in subsidiary			99.90%	99.90%	99.90%
IUD Compaa Financiera S.A
Program for the acquisition of own shares
Shares received in merger	4,422,016
Business combination, exchange ratio | $ / shares	$ 0.09497225
Tarjeta Automtica S.A.
Program for the acquisition of own shares
Shares received in merger	361,904
Business combination, exchange ratio | $ / shares	$ 0.03375751
Class B Shares | Banco Supervielle S.A.
Program for the acquisition of own shares
Shares received in merger	4,783,920